Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2025
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Basic Earnings Per Share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2025	January 31, 2024
Net income attributable to shareholders - continuing operations	$62.6	$930.6
Net loss attributable to shareholders - discontinued operations	(275.7)	(187.2)
Net income (loss) attributable to shareholders	$(213.1)	$743.4

Weighted average number of shares	73,661,874	77,166,505
Basic earnings per share - continuing operations	$0.85	$12.06
Basic loss per share - discontinued operations	(3.74)	(2.43)
Basic earnings (loss) per share	$(2.89)	$9.63

Diluted Earnings Per Share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2025	January 31, 2024
Net income (loss) attributable to shareholders - continuing operations	$62.6	$930.6
Net loss attributable to shareholders - discontinued operations	(275.7)	(187.2)
Net income (loss) attributable to shareholders	$(213.1)	$743.4

Weighted average number of shares	73,661,874	77,166,505
Dilutive effect of stock options	924,347	1,357,285
Weighted average number of diluted shares	74,586,221	78,523,790
Diluted earnings (loss) per share - continuing operations	$0.84	$11.85
Diluted loss per share - discontinued operations	(3.70)	(2.38)
Diluted earnings (loss) per share	$(2.86)	$9.47